BALANCE SHEET (Parenthetical) - $ / shares	May 31, 2018	May 31, 2017
Statement of Financial Position [Abstract]
Temporary equity, redemption par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, redemption	4,560,757	0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	2,252,743	1,437,500
Common stock, outstanding	2,252,743	1,437,500
Common stock, redemption	4,560,757	0